Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non-controlling interests	Other reserves [member]
Balance at Dec. 31, 2019		$ 45,636	$ 4,862	$ 464	$ 261	$ 497	$ (51,706)	$ 14		$ 14
Loss							(3,482)	(3,482)	(53)	(3,535)
Warrants reclassification				(464)				(464)		(464)
Issue of share capital, net of issue expenses	[1]	2,763		2,207				4,970		4,970
Conversion of convertible debentures (Note 14b)		3						3		3
Non-controlling interests					298			298	53	351
Expiration of share options		638	(638)
Cost of share-based payment			91					91		91
Balance at Dec. 31, 2020		49,040	4,315	2,207	559	497	(55,188)	1,430		1,430
Loss							(5,789)	(5,789)		(5,789)
Exercise of warrants	[2]	6,110		(1,352)				4,758		4,758
Issue of share capital, net of issue expenses	[3]	3,364		4,335				7,699		7,699
Expiration of share options		27	(27)
Cost of share-based payment			43					43		43
Balance at Dec. 31, 2021		58,541	4,331	5,190	559	497	(60,977)	8,141		8,141
Loss							(2,592)	(2,592)		(2,592)
Exercise of warrants		3						3		3
Cost of share-based payment		48	849					897		897
Balance at Dec. 31, 2022		$ 58,592	$ 5,180	$ 5,190	$ 559	$ 497	$ (63,569)	$ 6,449		$ 6,449

[1]	Net of issue expenses of $784
[2]	Net of issue expenses of $358
[3]	Net of issue expenses of $449